Commitments and Contingencies - Lease Cost and Terms (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 2.2	$ 2.2
Short-term lease cost	0.5	0.0
Variable lease cost	0.2	0.2
Sublease income	0.0	(0.3)
Total lease cost	2.9	2.1
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$ 2.1	$ 1.6